Investments in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
EBP, Master Trust
The following table presents the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 (in thousands), respectively:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Cash and cash equivalents	$1,765,614	$156,347	$1,767,488	$154,512
U.S. government securities	3,196,919	283,092	2,765,873	241,790
Preferred debt securities	778,496	68,937	765,080	66,882
Other debt securities	1,036,142	91,751	1,060,410	92,700
Preferred stock	44,560	3,946	34,505	3,016
Common stock	6,135,376	543,297	9,699,087	847,884
Verizon common stock	3,782,978	334,988	3,871,715	338,461
Common/collective trusts	22,073,102	1,954,606	16,479,964	1,440,661
Pooled separate accounts	925,667	81,969	756,563	66,138
Mutual funds	971,145	85,996	783,662	68,507
Other	365,004	32,322	303,357	26,519
Total investments in the Verizon Savings Master Trust at fair value	$41,075,003	$3,637,251	$38,287,704	$3,347,070
Receivables	3,782,771	188,369	1,709,036	—
Payables	(4,515,902)	(427,410)	(2,334,686)	(230,154)
Total net assets in Verizon Master Savings Trust at fair value	$40,341,872	$3,398,210	$37,662,054	$3,116,916

Fully benefit-responsive investment contracts	630,899	229,985	638,484	231,252
Total investments in the Verizon Master Savings Trust at contract value	$630,899	$229,985	$638,484	$231,252

Total investments	$40,972,771	$3,628,195	$38,300,538	$3,348,168